Components of Inventories (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Inventory [Line Items]
Finished products	$ 346,499	¥ 28,555,000	¥ 26,778,000
Work in process	38,939	3,209,000	3,270,000
Raw materials	13,142	1,083,000	1,068,000
Total	$ 398,580	¥ 32,847,000	¥ 31,116,000